Financial Instruments - Fair Values and Risk Management - Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 110,699	€ 95,430
Total financial liabilities	232,083	203,616
Gross carrying amount [member] | Forward exchange contract [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	96	112
Total financial liabilities	691	253
Gross carrying amount [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	17,439	16,426
Gross carrying amount [member] | Long-term borrowings [member] | Floating-rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,347	6,915
Gross carrying amount [member] | Long-term borrowings [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	8,092	9,511
At fair value [member] | Forward exchange contract [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	96	112
Total financial liabilities	691	253
At fair value [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	18,860	17,432
At fair value [member] | Long-term borrowings [member] | Floating-rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,552	6,999
At fair value [member] | Long-term borrowings [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	€ 9,308	€ 10,433